INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

Significant components of the Company’s deferred tax assets are summarized below.

	As of October 31,	As of October 31,
	2024	2023
Deferred tax assets:
Net operating loss carry forwards	$1,699,000	$1,095,000
Total deferred tax asset	1,699,000	1,095,000
Valuation allowance	(1,699,000)	(1,095,000)
	$-	$-

SCHEDULE OF EFFECTIVE FEDERAL INCOME TAX RATE RECONCILIATION

A reconciliation of the statutory federal income tax benefit to actual tax benefit is as follows:

	As of October 31,	As of October 31,
	2024	2023
Federal statutory blended income tax rates	(21)%	(21)%
State statutory income tax rate, net of federal benefit	-%	-%
Change in valuation allowance	21%	21%
Effective tax rate	-%	-%